Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Feb. 28, 2017 JPY (¥)	Feb. 28, 2017 USD ($)	Feb. 01, 2016 JPY (¥)	Dec. 04, 2015 JPY (¥)	Aug. 14, 2014 JPY (¥)	Apr. 30, 2015 JPY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill								¥ 522,538		¥ 606,290	¥ 561,255
Transfer Agreements with Toshiba Corporation
Business Acquisition [Line Items]
Additional assets acquired								1,210
Transfer Agreements with Toshiba Corporation | Actual
Business Acquisition [Line Items]
Business acquisition total consideration										16,700
Goodwill										0
Liabilities assumed										0
Transfer Agreements with Toshiba Corporation | Planned
Business Acquisition [Line Items]
Business acquisition total consideration				¥ 19,000
Orchard Media Inc
Business Acquisition [Line Items]
Business acquisition total consideration						¥ 22,168	$ 185
Goodwill								36,664				$ 307
Step acquisition, total percentage of equity ownership						100.00%	100.00%
Step acquisition, percentage of equity interest acquired						49.00%	49.00%
Step acquisition, percentage of equity ownership immediately before additional acquisition						51.00%	51.00%
Step acquisition, recognized gain on remeasurement of fair value of equity ownership immediately before additional acquisition								18,085	$ 151
Intangible assets acquired								13,806				115
Cash consideration for acquisition								19,547	164
Other acquisitions
Business Acquisition [Line Items]
Business acquisition total consideration								12,409		46,233	23,103
Goodwill								12,384		36,128	12,626
Intangible assets acquired								7,073		¥ 14,983	10,731
Significant amounts allocated to in-process research and development								0
CSC Media Group
Business Acquisition [Line Items]
Cash consideration for acquisition					¥ 18,900						¥ 18,900
Acquisition date											Aug. 14, 2014
Altair
Business Acquisition [Line Items]
Business acquisition total consideration			¥ 25,565
Goodwill			17,879
Intangible assets acquired			6,600
Cash consideration for acquisition			¥ 22,657
Acquisition date										Feb. 01, 2016
TEN Sports Network [Member]
Business Acquisition [Line Items]
Business acquisition total consideration	¥ 39,106	$ 346
Goodwill								24,729				219
Intangible assets acquired								14,354				127
Cash consideration for acquisition								¥ 37,298	$ 330
Business acquisition consideration payable | $												16
Cash consideration payable | $												$ 39